Note 8 - Exceptional Items - Exceptional Items Included in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Result through exchange transaction of shareholdings(i)		R$ 1,240.0
Restructuring	(105.5)	(79.8)	(63.3)
Administrative lawsuit			(239.2)
Costs arising from business combinations	(3.8)	(29.8)	(48.9)
Others	0.6	3.9	(5.8)
	R$ (108.7)	R$ 1,134.3	R$ (357.2)